LOSS PER SHARE (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Stock options	Dec. 31, 2014 Restricted shares	Dec. 31, 2014 Ordinary shares CNY
Numerator:
Net loss	$ (1,103,000)	(6,841,000)	(34,229,000)	(16,991,000)
Denominator:
Number of shares outstanding, opening	373,380,252	373,380,252	362,102,972	364,813,932
Weighted average number of shares issued	53,904,519	53,904,519	813,568	136,676
Weighted average number of shares repurchased	(23,882,843)	(23,882,843)		(1,169,733)
Weighted-average number of shares outstanding - Basic	403,401,928	403,401,928	362,916,540	363,780,875
Weighted-average number of shares outstanding - Diluted	403,401,928	403,401,928	362,916,540	363,780,875
Loss per share
Basic (in CNY or dollars per share)	$ 0.00	(0.02)	(0.09)	(0.05)
Diluted (in CNY or dollars per share)	$ 0.00	(0.02)	(0.09)	(0.05)
Share issued to depository bank (in shares)							31,379,008
Consideration received from issuance of share							0
Number of treasury shares issued to settle stock awards					11,417,152	2,371,200
Number of shares not used in the settlement of stock option awards							17,590,656